AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

December 31, 2020

(unaudited)

Amount	General Obligation Bonds (56.0%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (4.9%)
	Bend, Oregon
$ 2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$ 2,563,958

	Canby, Oregon
1,060,000	5.000%, 06/01/27	Aa3/NR/NR	1,078,370
1,405,000	4.000%, 12/01/24 AGMC Insured	Aa3/NR/NR	1,477,877

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,195,927

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,331,890

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,715,398

	Hermiston, Oregon Full Faith and Credit Refunding Obligations
780,000	4.000%, 06/01/32 Series 2020	NR/A+/NR	963,971

	City of Hillsboro, Washington County Oregon Full Faith and Credit Bonds
465,000	5.000%, 06/01/30	Aa1/NR/NR	623,509

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,806,873

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,165,059
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,392,163

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,455,389

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,819,870

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,970,165
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	2,049,418
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	2,113,972

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,631,310

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa3/NR/NR	1,468,354

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	Redmond, Oregon Refunding
$ 735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	$ 784,047
	Total City & County		33,607,520

	Community College (4.7%)
	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,114,414

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,853,793
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,199,456
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,179,285

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,319,280

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,686,801

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,054,410

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	1,966,150
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,976,555
1,930,000	5.000%, 06/15/30 Series 2020 A	Aa1/NR/NR	2,665,658
1,735,000	4.000%, 06/15/32 Series 2020 A	Aa1/NR/NR	2,196,163
1,000,000	4.000%, 06/15/33 Series 2020 A	Aa1/NR/NR	1,258,670
750,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	941,160

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,822,267

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,314,894
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,238,220

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,890,272

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,608,296
	Total Community College		32,285,744

	Hospital (0.8%)
	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,485,887
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,285,398
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,207,940
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,443,228
	Total Hospital		5,422,453

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (31.0%)
	Clackamas County, Oregon School District #12 (North Clackamas)
$ 1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	$ 1,407,238
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	4,060,062
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,964,320
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,420,551
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,749,226
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,748,200

	Clackamas County, Oregon School District #62 (Oregon City)
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,705,319

	Clackamas County, Oregon School District #86 (Canby)
750,000	4.000%, 06/15/33 Series 2020 A	Aa1/NR/NR	950,918
1,100,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	1,385,978

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,229,470
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,643,615
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,342,460
1,000,000	5.000%, 06/15/32	Aa1/NR/NR	1,366,300
1,000,000	5.000%, 06/15/33	Aa1/NR/NR	1,358,800

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,437,836
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,608,976

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	2,116,815
1,145,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,516,278
1,115,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,465,277

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,274,240

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,245,860

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,336,609

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,603,540
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	2,092,346
1,000,000	4.000%, 06/15/32 Series 2020	Aa1/NR/NR	1,276,120

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
$ 740,000	5.000%, 06/15/30	Aa1/NR/NR	$ 996,780
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,601,530
2,150,000	5.000%, 06/15/31	Aa1/NR/NR	2,883,000
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,821,139

	Deschutes County, Oregon School District #6 (Sisters)
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,053,422

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,282
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	1,015,591

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,270,390

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,664,178
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,827,416

	Jackson County, Oregon School District #5 (Ashland)
1,385,000	5.000%, 06/15/28	Aa1/AA+/NR	1,831,981
2,700,000	5.000%, 06/15/29 Series 2019	Aa1/AA+/NR	3,658,770
550,000	5.000%, 06/15/30 Series 2019	Aa1/AA+/NR	740,850
2,845,000	5.000%, 06/15/34	Aa1/AA+/NR	3,765,670

	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	3,547,994

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,394,025

	Lane County, Oregon School District #4J (Eugene) Refunding
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	3,023,168

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,205,470
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,087,222

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	760,372

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,149,577

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,409,721

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	982,088

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Marion County, Oregon School District #103 (Woodburn)
$ 2,140,000	5.000%, 06/15/27	Aa1/NR/NR	$ 2,557,728
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,698,960

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	6,543,650
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	7,201,561
5,100,000	zero coupon, 06/15/33 (Convertible Deferred Interest Bonds) Series 2020B	Aa1/AA+/NR	6,708,693

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,584,612
5,000,000	5.000%, 06/15/29 Series 2020	Aa1/AA+/NR	6,780,350
6,000,000	4.000%, 06/15/32 Series 2020 B	Aa1/AA+/NR	7,631,880

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,858,259
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,806,735
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,192,829

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,602,840

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	2,077,085
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,489,935
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,185,600

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
1,260,000	5.000%, 06/15/34 Series 2020	Aa1/NR/NR	1,700,332
715,000	5.000%, 06/15/35 Series 2020	Aa1/NR/NR	962,469

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,712,829

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,670,492

	Umatilla County, Oregon School District #8 (Hermiston)
2,750,000	5.000%, 06/15/30	NR/AA+/NR	3,843,675

	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,929,705
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	3,010,200

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
$ 2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	$ 3,055,288
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,340,930
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,333,810

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,554,830
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,628,160

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,944,561
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,671,007
1,750,000	4.000%, 06/15/32	Aa1/NR/NR	2,215,150
2,175,000	4.000%, 06/15/33	Aa1/NR/NR	2,737,607

	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,383,852
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,423,073
900,000	5.000%, 06/15/34	NR/AA+/NR	1,178,505

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,458,108
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,172,000
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,170,070
	Total School Districts		213,094,360

	Special District (4.5%)
	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,543,942

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,219,981
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,214,433

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,207,760
1,100,000	5.000%, 06/01/32 Series 2020 A (Green Bond)	Aaa/AAA/NR	1,507,682
5,160,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	6,543,344

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,884,515
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,497,112
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,341,683
	Total Special District		30,960,452

	State (8.7%)
	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	868,778
600,000	5.000%, 05/01/31 Series 2018A	Aa1/AA+/AA+	783,540

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (continued)
	State of Oregon Article XI-F(1) University Project
$ 1,250,000	5.000%, 08/01/31 Series I	Aa1/AA+/AA+	$ 1,597,238

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,402,080

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	608,405
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,211,720
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,208,690

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,235,810

	State of Oregon Article XI-M and XI-N Seismic Projects
1,200,000	5.000%, 06/01/31 Series E	Aa1/AA+/AA+	1,656,900
1,180,000	5.000%, 06/01/32 Series E	Aa1/AA+/AA+	1,619,892
765,000	5.000%, 06/01/33 Series E	Aa1/AA+/AA+	1,041,035
1,125,000	5.000%, 06/01/34 Series E	Aa1/AA+/AA+	1,526,288

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,643,200
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,230,410
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,458,480
2,920,000	5.000%, 05/01/31 Series A	Aa1/AA+/AA+	3,917,735
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	5,339,520
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,479,541
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,549,360
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,232,190
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,750,064
1,500,000	5.000%, 05/01/33 Series N	Aa1/AA+/AA+	2,020,260
1,680,000	5.000%, 05/01/34 Series N	Aa1/AA+/AA+	2,255,736

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,205,660
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,876,542
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,577,638
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	4,008,390
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,532,510
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,603,088
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,658,566

	State of Oregon Veteran's Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	474,642
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	2,121,140
	Total State		59,695,048

	Transportation (1.1%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	6,349,300

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,297,746
	Total Transportation		7,647,046

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (0.3%)
	Gearheart, Oregon
$ 1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	$ 1,066,074

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	Aa3/NR/NR	1,297,038
	Total Water & Sewer		2,363,112
	Total General Obligation Bonds		385,075,735

	Revenue Bonds (25.4%)
	City & County (1.9%)
	Beaverton, Oregon Special Revenue Bonds
200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	268,992
500,000	5.000%, 06/01/33 Series 2020A	Aa3/NR/NR	668,215
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	532,956

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	566,079

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	2,880,285
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,345,992

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	Aa3/NR/NR	1,710,960
1,830,000	5.000%, 06/15/23 Series B	Aa3/NR/NR	1,952,976
	Total City & County		12,926,455

	Electric (1.8%)
	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,572,015
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,984,586

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,654,233

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Proj 2019 B Green Bond
500,000	5.000%, 11/01/32 144A	A3/NR/NR	623,140
1,000,000	5.000%, 11/01/33 144A	A3/NR/NR	1,236,940
500,000	5.000%, 11/01/34 144A	A3/NR/NR	615,645
	Total Electric		12,686,559

	Higher Education (0.4%)
	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	630,590
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,348,675

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A-/NR	1,001,820
	Total Higher Education		2,981,085

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Hospital (1.2%)
	Oregon Health Sciences University
$ 2,310,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	$ 2,307,159
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,137,880
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	677,980
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	337,378
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,541,913
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,210,150
	Total Hospital		8,212,460

	Housing (0.5%)
	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,389,727

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	Aa3/NR/NR	1,418,426

	State of Oregon Housing and Community Services
460,000	1.800%, 01/01/23	Aa2/NR/NR	470,184
	Total Housing		3,278,337

	Lottery (3.9%)
	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,027,160
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,651,500
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,318,640
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,817,763
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,588,905
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,153,030
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	5,051,320
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,983,350
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,749,480
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,186,910
	Total Lottery		26,528,058

	Sales Tax (0.1%)
	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	938,693

	Transportation (4.8%)
	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
1,000,000	5.000%, 11/15/35 Series A	Aa2/AA+/AA+	1,338,840
1,250,000	5.000%, 11/15/35 Series 2020A	Aa2/AA+/AA+	1,716,238
5,000,000	5.000%, 11/15/36 Series 2020A	Aa2/AA+/AA+	6,844,650

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/A+/NR	3,006,568
1,000,000	5.000%, 07/01/28	NR/A+/NR	1,181,000
2,390,000	5.000%, 07/01/29	NR/A+/NR	2,813,341

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (continued)
	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
$ 1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	$ 1,411,421
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,538,240

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,221,180
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,379,019
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,071,674
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,980,715
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,277,080
	Total Transportation		32,779,966

	Water and Sewer (10.8%)
	Beaverton, Oregon Water Revenue
1,000,000	5.000%, 04/01/32 Series 2020	NR/AA+/NR	1,355,250

	Bend, Oregon Water Revenue, Bridge Creek Project
695,000	5.000%, 12/01/30	Aa2/AA/NR	856,386

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,843,747

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,967,545

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	143,381
450,000	5.000%, 08/01/29	Aa2/AA/AA+	559,098

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA/NR	1,071,280

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31	Aa2/NR/NR	2,175,854
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	2,270,709

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	783,051

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	3,736,884
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	4,197,725

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	6,458,651
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	8,542,836
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,353,520
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,410,360
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,400,640
2,000,000	5.000%, 03/01/33 Series 2019 A	Aa2/AA/NR	2,674,920
2,500,000	4.000%, 03/01/33 Series 2020A	Aa2/AA/NR	3,182,675

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Portland, Oregon Water System (Second Lien)
$ 2,590,000	5.000%, 05/01/31 Series A	Aa2/NR/NR	$ 3,513,231
2,000,000	5.000%, 05/01/32 Series A	Aa2/NR/NR	2,698,460
2,000,000	5.000%, 05/01/33 Series A	Aa2/NR/NR	2,687,660

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa2/NR/NR	2,213,720

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,213,020

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,015,860

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,037,634
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,542,465
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	2,928,147
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,815,848
	Total Water and Sewer		74,650,557
	Total Revenue Bonds		174,982,170

	Pre-Refunded\ Escrowed to Maturity Bonds (16.5%)††
	Pre-Refunded General Obligation Bonds (9.3%)
	Higher Education (1.2%)
	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,170,770
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,101,532

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,240,902
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,225,062

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,417,858
	Total Higher Education		8,156,124

	School District (6.6%)
	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,854,397
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,747,590

	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 MAC Insured	NR/AA/NR	510,176
560,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	650,356

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	1,926,180
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,187,811

Amount	Pre-Refunded\ Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (continued)
	School District (continued)
	Jefferson County, Oregon School District #509J
$ 1,400,000	5.000%, 06/15/25	Aa1/NR/NR	$ 1,563,422

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,149,628
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,008,688
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,330,150

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,407,080

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,166,107

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,210,300

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,903,120
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,401,672
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,584,547
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,495,180
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,495,180
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,149,536

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,620,469
	Total School District		45,361,589

	Special District (0.4%)
	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,254,575
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,188,545
	Total Special District		2,443,120

	State (1.1%)
	State of Oregon
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,047,550
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,142,831
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,516,864
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,151,839
	Total State		7,859,084
	Total Pre-Refunded General Obligation Bonds		63,819,917

Amount	Pre-Refunded\ Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (7.2%)
	City & County (0.4%)
	Local Oregon Capital Assets Program COP Cottage Grove
$ 2,375,000	5.000%, 09/15/25 Series 2013A	A2/NR/NR	$ 2,455,584

	Electric (0.3%)
	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,055,920

	Higher Education (0.9%)
	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,037,570
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,107,160

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A ETM	Baa2/NR/NR	1,273,102
1,000,000	5.000%, 10/01/23 Series A ETM	Baa2/NR/NR	1,123,130
	Total Higher Education		6,540,962

	Lottery (0.9%)
	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	6,361,049

	Transportation (4.0%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	3,929,811
625,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	681,313
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,137,800
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,231,464
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,472,800

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,745,188
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,604,306
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,107,160

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,452,682
	Total Transportation		27,362,524

Amount	Pre-Refunded\ Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (continued)
	Water and Sewer (0.7%)
	Prineville, Oregon Refunding
$ 1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	$ 1,276,661

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,758,581

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A ETM	A1/NR/NR	1,098,164
	Total Water and Sewer		5,133,406
	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		49,909,445
	Total Pre-Refunded\ Escrowed to Maturity Bonds		113,729,362
	Total Municipal Bonds (cost $633,031,611)		673,787,267

Shares	Short-Term Investment (1.6%)

11,150,782	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.03%** (cost $11,150,782)	Aaa-mf/AAAm/NR	11,150,782

	Total Investments (cost $644,182,393- note b)	99.5%	684,938,049
	Other assets less liabilities	0.5	3,306,437
	Net Assets	100.0%	$ 688,244,486

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P	13.9%
	Pre-refunded bonds\ ETM bonds††	16.9
	Aa of Moody's or AA of S&P or Fitch	65.3
	A of Moody's or S&P	3.9
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $644,182,393 amounted to $40,755,656, which consisted of aggregate gross unrealized appreciation of $40,763,766 and aggregate gross unrealized A799depreciation of $8,110.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2020:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$11,150,782
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	673,787,267
Level 3 – Significant Unobservable Inputs	-
Total	$684,938,049

+ See schedule of investments for a detailed listing of securities.